COMMITMENTS AND CONTINGENCIES (Schedule of Future Operating Lease Payments) (Details)	Dec. 31, 2013 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Year ended December 2015	$ 165,206
2016	160,344
2017	155,483
2018	155,483
2019	$ 155,483
Over five years
Total future minimum payments due under operating lease agreements	$ 791,999